Derivatives - Schedule of Derivatives on the Consolidated Statements of Operations (Details) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Schedule of Derivatives on the Consolidated Statements of Operations [Abstract]
Total gain (loss) on unsettled derivatives		$ 57,788	$ (1,860,093)
Total gain (loss) on settled derivatives		(142,859)	(137,154)
Net gain (loss) on derivatives	$ 340,808	$ (85,071)	$ (1,997,247)	$ (850,374)